S000006702 [Member] Investment Objectives and Goals - Loomis Sayles Limited Term Government and Agency Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Loomis Sayles Limited Term Government and Agency Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks high current return consistent with preservation of capital.